Inventories (Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
The composition of inventory at each period-end is as follows:

Type of inventory	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Raw material reserves	9,364	7,536	4,844
Supplies for production reserves	22,257	23,610	29,353
Products-in-progress reserves	456,333	482,261	478,627
Finished product reserves	414,120	479,665	491,022
Total	902,074	993,072	1,003,846

Disclosure of information about inventory reserves [Text Block]
The breakdown of inventory reserves is detailed as follows:

Type of inventory	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Raw material reserves	93	93	93
Suministros para la producción	-	920	920
Products-in-progress reserves	80,249	50,925	53,187
Finished product reserves	15,942	29,357	26,169

Total	96,284	81,295	80,369

Disclosure of movements in provisions for inventories [Text Block]
As of December 31, 2017, 2016 and 2015, movements in provisions are detailed as follows:

Reconciliation	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Opening balance	81,295	80,369	82,966
Changes
Additional provisions	21,953	9,831	18,461
Increase (decrease) in existing provisions	(6,964)	(8,905)	(21,058)
Total changes	14,989	926	(2,597)
Final Balance	96,284	81,295	80,369